Cover	Jan. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2022
Entity File Number	0-55320
Entity Registrant Name	Nexien BioPharma, Inc.
Entity Central Index Key	0001625288
Entity Tax Identification Number	26-2049376
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4340 E Kentucky Ave
Entity Address, Address Line Two	Suite 206
Entity Address, City or Town	Glendale
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80246
City Area Code	(303)
Local Phone Number	495-7583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false